Earnings/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Net income/(loss) attributable to WISeKey International Holding AG	$ 8,187	$ (16,278)	$ (24,267)
Effect of potentially dilutive instruments on net gain	335
Net income/(loss) attributable to WISeKey International Holding AG after effect of potentially dilutive instruments	$ 8,522
Shares used in net earnings/(loss) per share computation:
Weighted average shares outstanding - basic	36,079,000	33,904,659	29,505,629
Effect of potentially dilutive equivalent shares	1,399,458
Weighted average shares outstanding - diluted	37,478,458
Net earnings/(loss) per share
Basic weighted average loss per share attributable to WIHN	$ 0.23	$ (0.48)	$ (0.82)
Diluted weighted average loss per share attributable to WIHN	$ 0.23	$ (0.48)	$ (0.82)